Employees - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Average number of people employed
Average number of employees	922	865	799
Number of temporary staff on match days	3,858	2,053	2,124
Football - players
Average number of people employed
Average number of employees	81	74	74
Football - technical and coaching
Average number of people employed
Average number of employees	165	136	94
Commercial
Average number of people employed
Average number of employees	121	120	111
Media
Average number of people employed
Average number of employees	87	90	94
Administration and other
Average number of people employed
Average number of employees	468	445	426